Debt (Components Of Total Indebtedness) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Principal Amount	$ 8,382,980	$ 8,398,930
Carrying Amount	8,276,237	8,272,503
Less current portion, net	34,205	131,125
Principal amount of total long-term debt, less current portion, net	8,348,775	8,267,805
Carrying amount of total long-term debt, less current portion, net	8,242,032	8,141,378
Fair value of long term debt	$ 7,500,000	$ 7,800,000
7.25% Senior Notes due 2022
Debt Instrument [Line Items]
Effective interest rate (as percent)	7.91%	7.91%
Principal Amount	$ 400,000	$ 400,000
Carrying Amount	$ 390,974	$ 389,150
Interest rate (as percent)	7.25%
5.75% Senior Notes due 2022
Debt Instrument [Line Items]
Effective interest rate (as percent)	6.04%	6.04%
Principal Amount	$ 700,000	$ 700,000
Carrying Amount	$ 692,855	$ 691,339
Interest rate (as percent)	5.75%
5.375% Senior Notes due 2023
Debt Instrument [Line Items]
Effective interest rate (as percent)	5.62%	5.62%
Principal Amount	$ 750,000	$ 750,000
Carrying Amount	$ 742,048	$ 740,733
Interest rate (as percent)	5.375%
6.00% Senior Notes due 2023
Debt Instrument [Line Items]
Effective interest rate (as percent)	6.28%	6.28%
Principal Amount	$ 1,635,000	$ 1,635,000
Carrying Amount	$ 1,613,446	$ 1,610,280
Interest rate (as percent)	6.00%
5.875% Senior Secured Notes due 2024
Debt Instrument [Line Items]
Effective interest rate (as percent)	6.14%	0.00%
Principal Amount	$ 300,000	$ 0
Carrying Amount	$ 295,513	$ 0
Interest rate (as percent)	5.875%
6.00% Senior Notes due 2025
Debt Instrument [Line Items]
Effective interest rate (as percent)	6.27%	6.27%
Principal Amount	$ 1,200,000	$ 1,200,000
Carrying Amount	$ 1,181,243	$ 1,179,203
Interest rate (as percent)	6.00%
Term Loan A Facility Due 2019
Debt Instrument [Line Items]
Effective interest rate (as percent)	0.00%	2.95%
Principal Amount	$ 0	$ 941,875
Carrying Amount	$ 0	$ 932,824
Term Loan B Facility Due 2022
Debt Instrument [Line Items]
Effective interest rate (as percent)	0.00%	4.06%
Principal Amount	$ 0	$ 2,772,000
Carrying Amount	$ 0	$ 2,728,919
Term Loan B Facility Due 2024
Debt Instrument [Line Items]
Effective interest rate (as percent)	5.46%	0.00%
Principal Amount	$ 3,397,925	$ 0
Carrying Amount	$ 3,360,103	$ 0
Other debt
Debt Instrument [Line Items]
Effective interest rate (as percent)	1.50%	1.50%
Principal Amount	$ 55	$ 55
Carrying Amount	$ 55	$ 55